UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21634
                                  ----------------------------------------------
                                  Access One Trust
--------------------------------------------------------------------------------
                                 (Exact name of registrant as specified in charter)

           7501 Wisconsin Avenue, Suite 1000     Bethesda, MD             20814
--------------------------------------------------------------------------------
                (Address of principal executive offices)              (Zip code)

                BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                              (Name and address of agent for service)

Registrant's telephone number, including area code:   (614) 470-8000
                                                  ------------------------------

Date of fiscal year end: December 31
                        -------------------------

Date of reporting period: June 30, 2005
                         ------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                                ACCESS ONE TRUST

                                                       Access VP High Yield Fund

  SEMIANNUAL REPORT
  June 30, 2005

     TABLE OF CONTENTS

 i    MESSAGE FROM THE CHAIRMAN

      ALLOCATION OF PORTFOLIO HOLDINGS & COMPOSITION

      SCHEDULE OF PORTFOLIO INVESTMENTS

      1 Access VP High Yield Fund

 2    STATEMENT OF ASSETS AND LIABILITIES

 3    STATEMENT OF OPERATIONS

 4    STATEMENT OF CHANGES IN NET ASSETS

 5    FINANCIAL HIGHLIGHTS

 6    NOTES TO FINANCIAL STATEMENTS

10    INVESTMENT ADVISORY CONTRACT APPROVAL

11    EXPENSE EXAMPLES

MESSAGE FROM THE CHAIRMAN

Dear Shareholder:

I'm very pleased to have this first opportunity to address shareholders of the Access VP High Yield Fund.

Over the last year or so, our surveys confirmed strong investor interest in a portfolio that would provide a way to gain exposure to the high yield asset class. So we moved forward to develop portfolios that could provide broad exposure to the overall high yield market, consistent with maintaining reasonable liquidity. One result was Access VP High Yield Fund, launched in May 2005.

The Access VP High Yield Fund is among the newest innovations from ProFund Advisors, the investment adviser to ProFunds VP. ProFund Advisors manages portfolios that allow investors the flexibility to adjust investments without the exchange restrictions and redemption fees commonly imposed by other fund companies. Our Access funds are specialty portfolios that may not share all the features of the other ProFunds VP. For example, Access VP High Yield Fund is not designed to correlate to a daily benchmark.

As we have with Access VP High Yield Fund, we remain committed to providing strategies that go beyond the conventional - with portfolios that provide innovative ways to navigate financial markets.

[PHOTO OF MICHAEL L. SAPIR]
MICHAEL L. SAPIR-Chairman

We deeply appreciate your investment in the Access VP High Yield Fund and the confidence you have placed in us.

Sincerely,

/s/ Michael L. Sapir Chairman

Michael L. Sapir
Chairman

High yield investments generally present a greater risk of loss than higher-quality debt securities and may be subject to greater price and yield volatility.

                       This Page Intentionally Left Blank

ACCESS ONE TRUST
ACCESS VP HIGH YIELD FUND
(unaudited)

--------------------------------------------------------------------------------
ALLOCATION OF PORTFOLIO HOLDINGS & COMPOSITION (UNAUDITED)
--------------------------------------------------------------------------------
JUNE 30, 2005

INVESTMENT OBJECTIVE: The Access VP High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.

        HIGH YIELD MARKET EXPOSURE

INVESTMENT TYPE            % OF NET ASSETS
---------------            ---------------
Swap Agreements                 102%
------------------------------------------
Total Exposure                  102%
------------------------------------------

-----------
"Market Exposure" excludes any short-term investments, cash equivalents or other non-high yield market investment securities.

                    INDUSTRY EXPOSURE

                                    % OF MARKET EXPOSURE
                                    --------------------
Consumer, Cyclical                         24.00%
Communications                             17.00%
Basic Materials                            13.00%
Consumer, Non-cyclical                     12.00%
Industrial                                 10.00%
Energy                                      9.00%
Financial                                   6.00%
Utilities                                   5.00%
Technology                                  4.00%

================================================================================
ACCESS ONE TRUST                               SCHEDULE OF PORTFOLIO INVESTMENTS
ACCESS VP HIGH YIELD FUND                                          JUNE 30, 2005
(unaudited)

--------------------------------------------------------------------------------
U.S.GOVERNMENT AGENCY OBLIGATIONS (51.1%)
--------------------------------------------------------------------------------

                                                                  PRINCIPAL
                                                                    AMOUNT           VALUE
                                                                 -----------      -----------
Federal Farm Credit Bank*,
   2.30%, 7/1/05 ...........................................     $ 4,406,000      $ 4,406,000
Federal Home Loan Bank*,
   2.30%, 7/1/05 ...........................................       4,406,000        4,406,000
Federal Home Loan Mortgage Corp.*,
   2.30%, 7/1/05 ...........................................       4,406,000        4,406,000
Federal National Mortgage Association*,
   2.30%, 7/1/05 ...........................................       4,406,000        4,406,000
                                                                                  -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $17,624,000) ......................................                       17,624,000
                                                                                  -----------
---------------------------------------------------------------------------------------------
U.S.TREASURY OBLIGATIONS (37.6%)
---------------------------------------------------------------------------------------------
U.S. Treasury Notes,
   3.625%, 6/15/10 .........................................      13,000,000       12,956,328
                                                                                  -----------
TOTAL U.S.TREASURY OBLIGATIONS
   (Cost $12,924,938) ......................................                       12,956,328
                                                                                  -----------
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (12.8%)
---------------------------------------------------------------------------------------------
UBS*, 2.75%, 7/1/05, dated 6/30/05, with a maturity value
   of $4,401,336 (Collateralized by $4,367,000 various
   U.S. Government Agency Obligations, 4.48%-5.50%,
   2/15/06-4/18/08, market value $4,483,002) ...............       4,401,000        4,401,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $4,401,000) .......................................                        4,401,000
                                                                                  -----------
TOTAL INVESTMENT SECURITIES
   (Cost $34,949,938)-101.5% ...............................                       34,981,328
Net other assets (liabilities)-(1.5)% ......................                         (504,372)
                                                                                  -----------
NET ASSETS-100.0% ..........................................                      $34,476,956
                                                                                  ===========

-----------
*All or a portion of this security is held as collateral for swap agreements.

--------------------------------------------------------------------------------
TOTAL RETURN SWAP AGREEMENTS
--------------------------------------------------------------------------------

                                                                                    UNREALIZED
                                                                                   APPRECIATION
                                                                     UNITS        (DEPRECIATION)
                                                                   --------       --------------
Total Return Swap Agreement based on the 5-year
   U.S.Treasury Note expiring 6/15/10 (Underlying
   notional amount at value $12,956,328) ...................      13,000,000          $31,821

--------------------------------------------------------------------------------
 CREDIT DEFAULT SWAP AGREEMENTS
--------------------------------------------------------------------------------

                                                                                                                UNREALIZED
                                                                NOTIONAL       INTEREST       EXPIRATION       APPRECIATION
UNDERLYING INSTRUMENT                                            AMOUNT          RATE            DATE         (DEPRECIATION)
---------------------                                         -----------      --------       ----------      --------------
Dow Jones CDX North American High Yield Swap; Series 4        $25,100,000        3.60%         6/20/2010        $(298,845)
Dow Jones CDX North American High Yield Swap; Series 4          5,900,000        3.60%         6/20/2010          (70,240)
Dow Jones CDX North American High Yield Swap; Series 4          4,230,000        3.60%         6/20/2010          (50,426)
                                                                                                                ---------
                                                                                                                $(419,511)
                                                                                                                =========

               See accompanying notes to the financial statements.

ACCESS ONE TRUST
ACCESS VP HIGH YIELD FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                          JUNE 30,2005
                                                                                          (UNAUDITED)
                                                                                         -------------
ASSETS:
   Securities, at value (cost $30,548,938) ........................................       $30,580,328
   Repurchase agreements, at cost .................................................         4,401,000
                                                                                          -----------
      Total Investment Securities .................................................        34,981,328
   Cash ...........................................................................             1,684
   Segregated cash balances with custodian for swap agreements ....................               212
   Interest receivable ............................................................            21,036
   Unrealized appreciation on total return swap agreements ........................            31,821
                                                                                          -----------
      TOTAL ASSETS ................................................................        35,036,081
                                                                                          -----------
LIABILITIES:
   Payable for capital shares redeemed ............................................            86,326
   Unrealized depreciation on credit default swap agreements
      (premiums received $367,020) ................................................           419,511
   Advisory fees payable ..........................................................            20,519
   Management services fees payable ...............................................             4,104
   Administrative services fees payable ...........................................            13,679
   Distribution fees payable ......................................................             6,840
   Trustee fees payable ...........................................................                 2
   Transfer agency fees payable ...................................................               100
   Compliance services fees payable ...............................................                96
   Other accrued expenses .........................................................             7,948
                                                                                          -----------
      TOTAL LIABILITIES ...........................................................           559,125
                                                                                          -----------
NET ASSETS ........................................................................       $34,476,956
                                                                                          ===========
NET ASSETS CONSIST OF:
   Capital ........................................................................       $34,527,964
   Accumulated net investment income (loss) .......................................           (85,969)
   Accumulated net realized gains (losses) on investments .........................            24,241
   Net unrealized appreciation (depreciation) on investments ......................            10,720
                                                                                          -----------
NET ASSETS ........................................................................       $34,476,956
                                                                                          ===========
Shares of Beneficial Interest Outstanding .........................................         1,120,138
                                                                                          ===========
Net Asset Value (offering and redemption price per share) .........................       $     30.78
                                                                                          ===========

               See accompanying notes to the financial statements.

ACCESS ONE TRUST
ACCESS VP HIGH YIELD FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                            FOR THE PERIOD
                                                                                        MAY 2, 2005(a) THROUGH
                                                                                             JUNE, 30 2005
                                                                                              (unaudited)
                                                                                        ----------------------
INVESTMENT INCOME:
   Interest .......................................................................             $101,966
                                                                                                --------
EXPENSES:
   Advisory fees ..................................................................               22,229
   Management services fees .......................................................                4,446
   Administration fees ............................................................                  742
   Transfer agency fees ...........................................................                  479
   Administrative service fees ....................................................               14,820
   Distribution fees ..............................................................                7,410
   Custody fees ...................................................................                  831
   Fund accounting fees ...........................................................                  590
   Trustee fees ...................................................................                  232
   Compliance services fees .......................................................                   96
   Printing fees ..................................................................                3,755
   Other fees .....................................................................                3,056
                                                                                                --------
      TOTAL EXPENSES ..............................................................               58,686
                                                                                                --------
NET INVESTMENT INCOME (LOSS) ......................................................               43,280
                                                                                                --------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains (losses) on investment securities ...........................              (37,062)
   Net realized gains (losses) on swap agreements .................................               61,303
   Change in net unrealized appreciation/depreciation on investments ..............               10,720
                                                                                                --------
      NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS ...................               34,961
                                                                                                --------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS ....................................             $ 78,241
                                                                                                ========

-----------
(a) Commencement of operations

               See accompanying notes to the financial statements.

ACCESS ONE TRUST
ACCESS VP HIGH YIELD FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           FOR THE PERIOD
                                                                                       MAY 2, 2005(a) THROUGH
                                                                                           JUNE 30, 2005
                                                                                            (UNAUDITED)
                                                                                       ----------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss) ...................................................          $    43,280
   Net realized gains (losses) on investments .....................................               24,241
   Change in net unrealized appreciation/depreciation on investments ..............               10,720
                                                                                             -----------
   Change in net assets resulting from operations .................................               78,241
                                                                                             -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..........................................................             (129,249)
                                                                                             -----------
   Change in net assets resulting from distributions  .............................             (129,249)
                                                                                             -----------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued ....................................................           40,057,763
   Dividends reinvested ...........................................................              129,249
   Cost of shares redeemed ........................................................           (5,659,048)
                                                                                             -----------
   Change in net assets resulting from capital transactions .......................           34,527,964
                                                                                             -----------
   Change in net assets ...........................................................           34,476,956
NET ASSETS:
   Beginning of period ............................................................                   --
                                                                                             -----------
   End of period ..................................................................          $34,476,956
                                                                                             ===========
   Accumulated net investment income (loss) .......................................          $   (85,969)
                                                                                             ===========
SHARE TRANSACTIONS:
   Issued .........................................................................            1,300,726
   Reinvested .....................................................................                4,234
   Redeemed .......................................................................             (184,822)
                                                                                             -----------
   Change in shares ...........................................................                1,120,138
                                                                                             ===========

-----------
(a) Commencement of operations

               See accompanying notes to the financial statements.

ACCESS ONE TRUST
ACCESS VP HIGH YIELD FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                                              FOR THE PERIOD
                                                                                         MAY 2, 2005(a) THROUGH
                                                                                              JUNE 30, 2005
                                                                                               (UNAUDITED)
                                                                                         ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD ..............................................             $ 30.00
                                                                                                -------
INVESTMENT ACTIVITIES:
   Net investment income (loss)(b) ................................................                0.07
   Net realized and unrealized gains (losses) on investments ......................                0.83
                                                                                                -------
      Total income (loss) from investment activities ..........................                    0.90
                                                                                                -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .............................................................               (0.12)
                                                                                                -------

NET ASSET VALUE, END OF PERIOD ....................................................             $ 30.78
                                                                                                =======

TOTAL RETURN ......................................................................                2.99%(c)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d) .................................................................                1.98%
Net expenses(d) ...................................................................                1.98%
Net investment income (loss)(d) ...................................................                1.46%

SUPPLEMENTAL DATA:
Net assets, end of period (000's) .................................................             $34,477
Portfolio turnover rate(e) ........................................................                 540%(c)

-----------
(a) Commencement of operations

(b) Per share net investment income (loss) has been calculated using the average daily shares method.

(c) Not annualized for periods less than one year.

(d) Annualized for periods less than one year.

(e) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

               See accompanying notes to the financial statements.

ACCESS ONE TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2005
                                   (unaudited)

1.  ORGANIZATION

    The Access One Trust (the "Trust") is a Delaware statutory trust organized on July 29, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust has authorized capital of unlimited shares of beneficial interest of no par value, which may be issued in more than one class or series. These accompanying financial statements relate to the Access VP High Yield Fund (the "Fund") which is a non-diversified series of the Trust pursuant to the 1940 Act.

    Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

    SECURITY VALUATION

    The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System ("NASDAQ/NMS"), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price if applicable, or at such other price that ProFund Advisors LLC (the "Advisor") deems appropriate in accordance with procedures approved by the Trust's Board of Trustees. Prices are generally provided by a third party pricing service.

    Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

    Debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a Fund is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer's quote is used), and futures contracts will be valued at their last sale prior to that time at which the Fund determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by the Fund will be valued at the last bid quote (if purchased by the Fund) or the last asked quote (if sold by the Fund) prior to that time at which the Fund calculates net asset value. Alternatively, if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Valuation of certain derivatives is performed using procedures approved by the Trust's Board of Trustees.

    When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

    REPURCHASE AGREEMENTS

    Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with a Fund will be monitored by the Advisor.

ACCESS ONE TRUST

                                  JUNE 30, 2005
                                   (unaudited)

    In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

    SHORT SALES

    The Fund may engage in short sales. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may also incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

    Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

    FUTURES CONTRACTS AND RELATED OPTIONS

    The Fund may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified security, commodity, or index on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the Fund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

    Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

    Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

    SWAP AGREEMENTS

    The Fund may enter into swap agreements for purposes of pursuing its investment objective or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the Fund's obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

    Credit default swaps ("CDSs") involve the exchange of a premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under terms of the CDS, one party acts as a "seller" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to pay the notional amount if a credit event occurs during the term of the CDS. By acting as the seller of a CDS, the Fund assumes market and credit risk of the underlying instrument including liquidity and loss of value. CDSs are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of income, are recorded as "unrealized appreciation or depreciation on swap agreements". Gains or losses on swap agreements are realized upon termination of the swap contract.

ACCESS ONE TRUST

                                  JUNE 30, 2005
                                   (unaudited)

    In a "long" total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of a total return swap agreement or periodically during its term. Total return swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each total return swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a Fund's custodian. Until a total return swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements".

    Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement will be monitored by the Advisor. Swap agreements are collateralized by cash and certain securities of each particular Fund.

    SECURITIES TRANSACTIONS AND RELATED INCOME

    Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    ALLOCATIONS

    Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds in the Trust based upon relative net assets or another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the ProFunds and Access One Trusts based upon relative net assets or another reasonable basis. ProFund Advisors LLC also serves as the investment advisor for each of the additional 4 active Funds in the Access One Trust and each of the 89 active ProFunds in the ProFunds Trust.

    DISTRIBUTIONS TO SHAREHOLDERS

    The Fund intends to declare and distribute net investment income at least quarterly. Net realized capital gains, if any, will be distributed annually.

    The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

    FEDERAL INCOME TAXES

    The Fund intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to make timely distributions in order to avoid tax liability. The Fund has a tax fiscal year end of December 31st.

3.  FEES AND TRANSACTIONS WITH AFFILIATES

    The Advisor serves as the investment advisor for the Fund. The Fund has entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Fund pays the Advisor a fee at an annualized rate, based on its average daily net assets, of 0.75%.

ACCESS ONE TRUST

                                  JUNE 30, 2005
                                   (unaudited)

    BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays BISYS an annual fee based on ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05%. In addition, as Administrator, BISYS receives additional fees for support of the Trust's Compliance Service Program. ProFunds Distributors Inc., an affiliate of BISYS, serves as the Trust's distributor and principal underwriter and receives no compensation from Fund for such services.
    BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the Fund for which it receives additional fees. As transfer agent for the Fund, BISYS Fund Services Ohio, Inc. receives a base fee, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the Fund, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

    The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the Fund. For these services, the Fund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

    Under a distribution plan adopted by the Board of Trustees, the Fund may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or producing a variety of services relating to the promotion, sale and servicing of shares of the Fund.

    Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee (with the exception of the Chief Compliance Officer) receive no compensation from the Fund for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trusts. Each of the two Independent Trustees were compensated $24,000 ($48,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trusts during the six months ended June 30, 2005. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the Fund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as "Compliance services fees."

    The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the Fund for the year ending December 31, 2005 in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expense on securities sold short), litigation, indemnification, and extraordinary expenses as determined under generally accepted accounting principles) and organization costs to an annualized rate of 1.98% of the average daily net assets of the Fund.

    The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the Fund to exceed any expense limitation in place at that time. As of June 30, 2005, there are no amounts that may potentially be repaid by the Fund pursuant to this agreement.

4.  SECURITIES TRANSACTIONS

    The cost of security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2005 were as follows:

                                              PURCHASES            SALES
                                             -----------        -----------
Access VP High Yield Fund  ...............   $57,075,330        $44,113,752

5.  FEDERAL INCOME TAX INFORMATION

    At June 30, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                    NET
                                                                 TAX              TAX            UNREALIZED
                                                              UNREALIZED       UNREALIZED       APPRECIATION
                                              TAX COST       APPRECIATION     DEPRECIATION     (DEPRECIATION)
                                             -----------     ------------     ------------     --------------
Access VP High Yield Fund ................   $34,949,938        $31,390             $-             $31,390

ACCESS ONE TRUST

                INVESTMENT ADVISORY CONTRACT APPROVAL (UNAUDITED)

    The Board of Trustees, including the Independent Trustees, unanimously approved the investment advisory agreement (the "Advisory Agreement") with the Advisor on behalf of Access VP High Yield Fund at a meeting held on December 15, 2004 (the "Fund") operations. In connection with its deliberations at these meetings, the Board requested and received from the Advisor information that the Board believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) the Advisory Agreement;
    (ii) the Advisor's Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) detailed comparative industry fee data; and (v) information regarding brokerage allocation and best execution. The Board carefully evaluated this information, and was advised by the Fund's counsel with respect to its deliberations. The Independent Trustees were advised by their independent legal counsel.

    In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable, in the best interests of shareholders and should be approved, on the basis of the following considerations, among others:

    NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED

    The Board considered the nature, quality and extent of the advisory services to be provided by the Advisor under the Advisory Agreement. It considered the investment approach employed by the Advisor, the Advisor's research capabilities, the nature of the Advisor's experience and resources, the experience of relevant personnel of the Advisor and the Advisor's representations regarding its staffing and the retention of personnel with relevant portfolio management experience, and the Advisor's resources, practices and procedures designed to address regulatory compliance matters, including the Advisor's brokerage allocation and best execution practices. The Board also considered the high-quality services provided by the Advisor in its management of ProFunds and the success of those funds in achieving their stated investment objectives.

    COST OF SERVICES, EXPENSES AND ECONOMIES OF SCALE

    The Board considered the fees that would be payable under the Advisory Agreement and reviewed a comparison of the fees to be paid under the Advisory Agreement to fees paid under advisory agreements to other investment advisers serving other investment companies with similar investment programs to the Fund, which assisted the Board in evaluating the reasonableness of the fees to be paid to the Advisor. In evaluating the advisory fees of the Fund, the Board took into account the complex nature of the Fund's investment strategies, which involve the use of financial instruments. The Trustees noted that the fee charged by the Advisor was higher than the median, but concluded that the level of services provided by the Advisor justified the fee. The Board also considered the expense limitation agreement entered into between the Advisor and the Trust in connection with the Advisory Agreement and reviewed a comparison of the Fund's total expense ratios under the Advisory Agreement to the expense ratios of other investment companies with similar investment styles. In addition, the Board considered possible economies of scale and the so-called "fall-out benefits" to the Advisor, such as the arrangement between the Advisor and the Fund under the Management Services Agreement.

    OTHER CONSIDERATIONS

    The Board considered the Advisor's entrepreneurial commitment to the management of the Fund, which could entail a substantial commitment of the Advisor's assets to the successful operation of the Fund. The Board also considered current industry economics and trends. In reaching its conclusions, the Board noted that the Fund had not yet commenced operations, and that in the future, the Board would consider other relevant factors in evaluating the reasonableness of the advisory agreement, including investment performance and profitability to the Advisor.

    Based on these considerations and such other factors and information as it considered relevant, the Board unanimously determined that the Advisor would have sufficient resources to fulfill its duties under the Advisory Agreement, that the scope and quality of the services to be provided under the Advisory Agreement is consistent with the Fund's operational requirements, and that the advisory fees to be paid to the Advisor under the Advisory Agreement are reasonable in light of the services that the Advisor is expected to provide, its anticipated costs and the Fund's reasonably foreseeable asset levels.

ACCESS ONE TRUST

                          EXPENSE EXAMPLES (UNAUDITED)

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also do not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 2, 2005 through June 30, 2005.

The ACTUAL RETURN table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                 BEGINNING          ENDING           EXPENSES PAID        EXPENSE RATIO
                               ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD*        DURING PERIOD
                                  5/2/05            6/30/05        5/2/05 - 6/30/05     5/2/05 - 6/30/05
                               -------------     -------------     ----------------     ----------------
Actual Return
Access VP High Yield Fund        $1,000.00        $1,029.90            $3.30                 1.98%

    * Expenses are equal to the average account value over the period multiplied by the fund's annualized expense ratio multiplied by the number of days in the period from the date of commencement of operations (May 2, 2005 for Access VP High Yield Fund) to June 30, 2005 divided by the number of days in the fiscal year. The rates of return are for the same time period and are not annualized.

The HYPOTHETICAL RETURN table below provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                 BEGINNING         ENDING           EXPENSES PAID         EXPENSE RATIO
                              ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        DURING PERIOD
                                  1/1/05           6/30/05         1/1/05 - 6/30/05     5/2/05 - 6/30/05
                              -------------     -------------     -----------------     ----------------
HYPOTHETICAL RETURN
Access VP High Yield Fund**      $1,000.00        $1,014.98              $9.89                1.98%

    * Expenses are equal to the average account value over the period multiplied by the fund's annualized expense ratio multiplied by the number of days in the period most recent fiscal half-year divided by the number of days in the fiscal year.

    ** Information shown reflects values using the expense ratios from the date of commencement of operations (May 2, 2005) to June 30, 2005 and has been annualized to reflect values for the period from January 1, 2005 to June 30, 2005.

ACCESS FUNDS

This report is submitted for the general information of the shareholders of the Access One Trust. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission's "Commission" website at HTTP://WWW.SEC.GOV. If applicable, information regarding how the Access One Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling toll-free 1-888-776-3637; and on the Commission's website at HTTP://WWW.SEC.GOV.

Access One Trust files complete Schedules of Portfolio Investments with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Investments for the Funds in this report are available without charge on the Commission's website at HTTP://WWW.SEC.GOV, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                            [LOGO OF BEAR & BULL](R)
                                   PROFUNDS(R)
                                DISTRIBUTORS, INC.

           Access Funds are distributed by ProFunds Distributors, Inc.

                                                                           06/05

ITEM 2. CODE OF ETHICS.

Not applicable - only for annual reports.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only for annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only for annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

       (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

       (a)(1) Not applicable - only for annual reports.

       (a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

       (a)(3) Not applicable.

       (b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Access One Trust
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Troy A. Sheets
                          ------------------------------------------------------
                          Troy A. Sheets, Treasurer and Principal Financial Officer

Date August 26, 2005
    ----------------------------------------------------------------------------

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Louis M. Mayberg
                          ------------------------------------------------------
                           Louis M. Mayberg, President and Principal Executive Officer

Date August 26, 2005
    ----------------------------------------------------------------------------

By (Signature and Title)* /s/ Troy A. Sheets
                          ------------------------------------------------------
                           Troy A. Sheets, Treasurer and Principal Financial Officer

Date August 26, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.